Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock Disclosure [Abstract]
Common Stock
6. Common Stock
Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights, and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the redeemable convertible preferred stock with respect to dividend rights and rights upon liquidation, winding up, and dissolution of the Company. Through March 31, 2022, no cash dividends have been declared or paid.
At March 31, 2022 and December 31, 2021, the Company was authorized to issue 138,000,000 shares of common stock, all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	March 31, 2022	December 31, 2021
Series A and B redeemable convertible preferred stock	99,734,543	99,734,543
Stock options to purchase common stock	9,273,083	11,711,174
Common stock options available for future grant under stock option plan	5,646,099	3,666,927

Total	114,653,725	115,112,644

In addition to the stock options to purchase common stock in the above table, in association with the Business Combination Agreement with DYNS, the Company awarded certain performance and market awards with vesting contingent upon the consummation of the SPAC merger. See Note 8 -
Stock-Based Compensation
for further details.

7. Common Stock
Holders of common stock are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders. The holders have no preemptive or other subscription rights, and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the redeemable convertible preferred stock with respect to dividend rights and rights upon liquidation, winding up, and dissolution of the Company. Through December 31, 2021, no cash dividends have been declared or paid.
At December 31, 2021 and 2020, the Company was authorized to issue 138,000,000 shares of common stock, all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	December 31,
	2021	2020
Series A and B redeemable convertible preferred stock	99,734,543	58,948,067
Stock options to purchase common stock	11,711,174	4,173,285
Common stock options available for future grant under stock option plan	3,666,927	12,857,369

Total	115,112,644	75,978,721

In addition to the stock options to purchase common stock in the above table, in association with the Business Combination Agreement with DYNS, the Company awarded certain performance and market awards with vesting contingent upon the consummation of the SPAC merger. See Note 9 -
Stock-Based Compensation
for further details.